Significant Accounting Policies (Schedule of Depreciation of Right-of-Use Asset) (Details)	12 Months Ended
Dec. 31, 2020
Cell and switches sites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or contractual lease period	4 years
Office buildings, warehouses, service centers and retail stores [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or contractual lease period	3 years
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or contractual lease period	2-3 years